CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019
Cash Flows From Operating Activities:
Net (loss) income	$ (1,080,978)	$ 5,697,071			$ 2,331,442	$ (20,522,282)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	(52,236)	(43,518)			136,694	22,253
Net cash used in operating activities	(360,848)	(212,273)			(256,512)	(794,467)
Cash Flows From Investing Activities:
Net cash provided by (used in) investing activities					(275,000,000)	334,927
Cash Flows From Financing Activities:
Net cash provided by financing activities					276,562,120
Net decrease in cash	(360,848)	(212,273)			1,305,608	(459,540)
Cash - beginning of period	846,068	1,305,608			0	1,305,608
Cash - end of period	485,220	1,093,335	$ 485,220	$ 1,093,335	1,305,608	846,068
Cash									$ 485,220	$ 846,068			$ 1,305,608
Total	485,220	1,093,335	485,220	1,093,335	$ 1,305,608	$ 846,068			485,220	$ 846,068		$ 1,093,335	$ 1,305,608
Blade Urban Air Mobility [Member]
Cash Flows From Operating Activities:
Net (loss) income			(6,582,000)	(8,122,000)			$ (10,160,000)	$ (10,838,000)
Adjustments to reconcile net loss to net cash and restricted cash used in operating activities:
Depreciation and amortization			265,000	265,000			526,000	472,000
Stock-based compensation			3,179,000	178,000			490,000	317,000
Loss on sale of property and equipment								28,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets			(1,203,000)	(429,000)			(346,000)	(315,000)
Accounts receivable			20,000	(178,000)			(591,000)	(165,000)
Other non-current assets			71,000	90,000			17,000	(93,000)
Operating lease assets/liabilities			(34,000)	(21,000)			11,000	(27,000)
Accounts payable and accrued expenses			3,235,000	(1,502,000)			(1,410,000)	(402,000)
Deferred revenue			442,000	375,000			645,000	721,000
Net cash used in operating activities			(607,000)	(9,344,000)			(10,818,000)	(10,302,000)
Cash Flows From Investing Activities:
Purchase of customer list			(503,000)					(250,000)
Investment in joint venture								(200,000)
Purchase of property and equipment			(86,000)	(368,000)			(377,000)	(604,000)
Net cash provided by (used in) investing activities			(589,000)	(368,000)			(377,000)	(1,054,000)
Cash Flows From Financing Activities:
Proceeds from the exercise of common stock options			19,000	5,000			15,000	116,000
Proceeds from note payable							1,165,000
Net cash provided by financing activities			(3,154,000)	5,000			1,180,000	116,000
Net decrease in cash			(4,350,000)	(9,707,000)			(10,015,000)	(11,240,000)
Cash - beginning of period			12,276,000	22,291,000			22,291,000	33,531,000
Cash - end of period	7,926,000	12,584,000	7,926,000	12,584,000			12,276,000	22,291,000
Cash									7,511,000		$ 12,162,000	12,467,000		$ 22,177,000
Restricted cash									415,000		114,000	117,000		114,000
Total	$ 7,926,000	$ 12,584,000	7,926,000	12,584,000			12,276,000	22,291,000	$ 7,926,000		$ 12,276,000	$ 12,584,000		$ 22,291,000
Supplemental cash flow information
Cash paid for: Interest			0
Cash paid for: Income Taxes			0
Supplemental non-cash investing and financing activities
Right of use assets acquired under operating leases			$ 12,000	$ 767,000			$ 788,000	$ 512,000